Consolidated Statements of Other Comprehensive Income (loss) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (3,395)	$ (12,819)	$ (4,631)
Foreign currency translation adjustments	[1]	38	(66)	58
Total other comprehensive (loss) income		$ (3,357)	$ (12,885)	$ (4,573)

[1]	Item that may be reclassified to the Consolidated Statement of Operations in future periods